VAN KAMPEN LIFE INVESTMENT TRUST,
on behalf of its portfolio,
VAN KAMPEN GLOBAL TACTICAL
ASSET ALLOCATION PORTFOLIO

Supplement dated August 7, 2009
to the
Class I Shares Prospectus
dated January 5, 2008
and to the
Class II Shares Prospectus
dated January 5, 2008

The Prospectuses are hereby supplemented as follows:

The first three paragraphs of the section entitled “Investment Advisory Services – Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Portfolio is managed by members of the Adviser’s Global Tactical Asset Allocation team. The Global Tactical Asset Allocation team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Francine J. Bovich and Henry McVey, each a Managing Director of the Adviser, and Anjun Zhou, an Executive Director of the Adviser.

Ms. Bovich has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio at its inception in December 2008. Mr. McVey has been associated with the Adviser in an investment management capacity since June 2009 and began managing the Portfolio in August 2009. Mr. McVey was a portfolio manager for Fortress Investment Group LLC from September 2007 to May 2009. Prior to September 2007, Mr. McVey worked as the Chief U.S. Investment Strategist for an affiliate of the Adviser. Ms. Zhou has been associated with the Adviser in an investment management capacity since 2006 and began managing the Portfolio at its inception in December 2008. From 2004 to 2006, Ms. Zhou worked in an investment management capacity at Deutsche Asset Management.

Ms. Bovich and Mr. McVey are co-lead managers of the Portfolio and Ms. Zhou is a co-portfolio manager. All members are responsible for the execution and overall strategy of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LITSPTSAI 8/09

VAN KAMPEN LIFE INVESTMENT TRUST

Supplement dated August 7, 2009
to the Statement of Additional Information
dated April 30, 2009

The Statement of Additional Information is hereby supplemented as follows:

1)    In the section entitled “PORTFOLIO MANAGEMENT — Other Accounts Managed by the Portfolio Managers,” the following is hereby added immediately after the sub-section entitled “With respect to Global Tactical Asset Allocation Portfolio as of December 31, 2008”:

Pooled Investment Vehicles
	Registered Investment		Other than Registered
	Companies		Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	In Accounts	Accounts	In Accounts	Accounts	In Accounts

Henry McVey*	2	$82.3 million	0	$0	0	$0

* Information is as of July 29, 2009.

2)    In the section entitled “PORTFOLIO MANAGEMENT – Securities Ownership of Portfolio Managers – Global Tactical Asset Allocation Portfolio,” the following is hereby added as the third line item:

Henry McVey – None*

*Information is as of July 29, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LITSPTSAI 8/09